ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of significant subsidiaries and Consolidated Affiliated Entities

As of December 31, 2012, the Company’s significant subsidiaries and Consolidated Affiliated Entities were as follows:

	Place of Incorporation	Date of Establishment /Acquisition	Percentage of Ownership	Principal Activities
Subsidiaries:

1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Limited (“Jet Brilliant”)	Hong Kong	Acquired on April 27, 2010	100%	Provision of general and administrative services to group companies

Beijing Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”), a wholly-owned subsidiary of Jet Brilliant	PRC	Acquired on April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”), a wholly-owned subsidiary of Jet Brilliant	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

Trade Lead Investments Ltd. (“Trade Lead”)	BVI	January 6, 2012	100%	Copyright agency services

Tudou Holdings Limited (“Tudou”)	Cayman	Acquired on August 23, 2012	100%	Investment holding

StarCloud Media Co., Ltd.(“StarCloud”), a wholly-owned subsidiary of Tudou	BVI	Acquired on August 23, 2012	100%	Investment holding

Reshuffle Technology (Shanghai) Co., Ltd. (“Reshuffle Technology”), indirectly wholly-owned by StarCloud	PRC	Acquired on August 23, 2012	100%	Technology consulting and administrative services

Chuanxian Technology (Shanghai) Co., Ltd. (“Chuanxian”), indirectly wholly-owned by StarCloud	PRC	September 15, 2011	100%	Technology consulting services

Consolidated Affiliated Entities:

1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Zhejiang Dongyang Tianshi Media Ltd. (“Tianshi”)	PRC	Acquired on January 6, 2012	Nil	Advertising agency, television production and cultural information consultation

Quan Toodou Network Science and Technology Co., Ltd. (“Quan Toodou”)	PRC	Acquired on August 23, 2012	Nil	Online advertising operations

Shanghai Quan Toodou Cultural Communication Co., Ltd. (“Toodou Cultural”), a wholly-owned subsidiary of Quan Toodou	PRC	Acquired on August 23, 2012	Nil	Advertising production and operations

Schedule of assets and liabilities of Consolidated Affiliated entities

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$

Current	565,584	1,385,485	222,386
Non-current	279,038	1,164,261	186,877
Total assets	844,622	2,549,746	409,263

Current	348,751	1,002,775	160,957
Non-current	—	224,198	35,986
Total liabilities	348,751	1,226,973	196,943

Schedule of financial performance of the Consolidated Affiliated Entities
	Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues	387,097	889,144	1,950,624	313,097
Net income (loss)	(93,664)	81,166	426,618	68,477